JPMorgan Diversified Return Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.0%
Brazil — 9.2%
Alupar Investimento SA	66,345	360,337
Ambev SA	512,788	1,047,126
Auren Energia SA	169,139	355,553
Banco do Brasil SA	258,478	1,211,926
BB Seguridade Participacoes SA	151,424	938,879
Bradespar SA (Preference)	119,190	391,108
Caixa Seguridade Participacoes S/A	195,229	499,450
Centrais Eletricas Brasileiras SA	82,545	575,873
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	60,061	934,977
Cia Energetica de Minas Gerais (Preference)	475,967	918,080
Cia Paranaense de Energia - Copel (Preference)	428,916	761,351
Cielo SA	712,500	726,842
CPFL Energia SA	83,119	477,011
CSN Mineracao SA	392,899	358,434
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	137,544	597,240
Dexco SA	133,620	172,690
Embraer SA *	150,355	1,168,038
Energisa SA	58,701	455,917
Engie Brasil Energia SA	54,564	426,680
Gerdau SA (Preference)	4,767	15,398
GPS Participacoes e Empreendimentos SA (a)	227,104	702,655
Hypera SA *	89,852	456,079
Itau Unibanco Holding SA (Preference)	417,160	2,506,876
Itausa SA (Preference)	786,952	1,408,017
M Dias Branco SA	23,294	111,401
Metalurgica Gerdau SA (Preference)	221,956	417,138
Neoenergia SA	109,256	350,978
Petroleo Brasileiro SA (Preference)	522,801	3,443,962
Porto Seguro SA	71,169	385,279
Rumo SA	132,434	516,985
Sao Martinho SA	77,090	396,889
SLC Agricola SA	76,837	243,981
Telefonica Brasil SA	91,667	785,210
TIM SA	270,110	829,506
TOTVS SA	125,583	617,907
Transmissora Alianca de Energia Eletrica S/A	88,238	528,384
Usinas Siderurgicas de Minas Gerais S (Preference)	192,239	212,423
Vale SA	319,015	3,464,176
Vibra Energia SA	127,657	523,163
		30,293,919
Chile — 1.5%
Banco de Chile	6,393,538	761,692
Banco Santander Chile	6,279,369	312,677
Cencosud SA	395,564	731,177
Cia Cervecerias Unidas SA	31,323	172,964
Cia Sud Americana de Vapores SA	11,236,980	772,257
Colbun SA	2,844,320	369,931

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — continued
Embotelladora Andina SA (Preference), Class B	149,478	477,695
Empresas CMPC SA	14,910	25,898
Enel Americas SA	1,381,859	129,328
Enel Chile SA	7,393,729	422,331
Falabella SA *	69,104	228,910
Latam Airlines Group SA	31,113,998	385,178
		4,790,038
China — 20.3%
3SBio, Inc. * (b)	294,500	231,003
Agricultural Bank of China Ltd., Class A	1,614,400	1,025,218
An Hui Wenergy Co. Ltd., Class A	310,500	381,383
Anhui Conch Cement Co. Ltd., Class H	500	1,219
Anhui Expressway Co. Ltd., Class A	285,400	602,855
ANTA Sports Products Ltd.	18,200	162,905
BAIC Motor Corp. Ltd., Class H (b)	1,274,000	344,174
Bank of Beijing Co. Ltd., Class A	610,000	450,013
Bank of Changsha Co. Ltd., Class A	112,100	116,751
Bank of China Ltd., Class H	7,096,000	3,159,767
Bank of Communications Co. Ltd., Class A	875,100	891,405
Bank of Shanghai Co. Ltd., Class A	445,600	449,601
Baoshan Iron & Steel Co. Ltd., Class A	451,600	424,978
Beijing Enterprises Holdings Ltd.	80,500	267,104
Bosideng International Holdings Ltd.	764,000	382,350
BYD Electronic International Co. Ltd.	113,000	439,782
CGN Power Co. Ltd., Class H (b)	2,526,000	1,031,540
China CITIC Bank Corp. Ltd., Class H	1,826,000	1,092,734
China Coal Energy Co. Ltd., Class H	484,000	490,346
China Communications Services Corp. Ltd., Class H	850,000	436,690
China Construction Bank Corp., Class H	3,272,000	2,284,792
China Everbright Bank Co. Ltd., Class H	545,000	164,552
China Feihe Ltd. (b)	431,000	195,196
China International Marine Containers Group Co. Ltd., Class A	305,700	335,796
China Lesso Group Holdings Ltd.	90,000	35,725
China Medical System Holdings Ltd.	343,000	284,458
China Merchants Energy Shipping Co. Ltd., Class A	329,300	355,542
China Merchants Port Group Co. Ltd., Class A	78,000	217,557
China Merchants Port Holdings Co. Ltd.	280,000	411,722
China National Accord Medicines Corp. Ltd., Class A	46,300	194,190
China National Chemical Engineering Co. Ltd., Class A	133,700	138,730
China National Medicines Corp. Ltd., Class A	70,100	327,188
China Petroleum & Chemical Corp., Class H	1,738,000	1,113,856
China Resources Pharmaceutical Group Ltd. (b)	471,000	322,060
China Resources Power Holdings Co. Ltd.	296,000	814,247
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	90,140	515,064
China Shenhua Energy Co. Ltd., Class H	403,500	1,677,798
China South Publishing & Media Group Co. Ltd., Class A	330,400	540,556
China United Network Communications Ltd., Class A	764,500	497,661

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Yangtze Power Co. Ltd., Class A	130,800	540,632
Chinese Universe Publishing and Media Group Co. Ltd., Class A	264,900	478,175
Chongqing Changan Automobile Co. Ltd., Class A	250,030	505,391
Chongqing Rural Commercial Bank Co. Ltd., Class H	780,000	403,865
CITIC Ltd.	780,000	719,135
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	114,000	136,867
COSCO SHIPPING Holdings Co. Ltd., Class H	530,350	757,400
COSCO SHIPPING Ports Ltd.	356,000	211,625
CSPC Pharmaceutical Group Ltd.	266,000	197,863
Daqin Railway Co. Ltd., Class A	395,300	381,385
Datang International Power Generation Co. Ltd., Class H	456,000	91,689
Dong-E-E-Jiao Co. Ltd., Class A	45,500	307,918
Dongfeng Motor Group Co. Ltd., Class H *	264,000	77,401
Dongguan Development Holdings Co. Ltd., Class A	203,800	289,156
ENN Energy Holdings Ltd.	106,200	743,109
Foxconn Industrial Internet Co. Ltd., Class A *	150,800	506,801
GD Power Development Co. Ltd., Class A	808,200	622,011
Great Wall Motor Co. Ltd., Class H	563,500	769,391
Gree Electric Appliances, Inc. of Zhuhai, Class A	79,400	439,907
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	558,900	367,784
Guangxi Guiguan Electric Power Co. Ltd., Class A	423,200	414,495
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	70,000	178,408
Haitian International Holdings Ltd.	165,000	478,711
Heilongjiang Agriculture Co. Ltd., Class A	260,700	471,802
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,700	56,523
Hengan International Group Co. Ltd.	84,500	263,966
HLA Group Corp. Ltd.	328,700	298,571
Huadian Power International Corp. Ltd., Class H	962,000	494,984
Huaibei Mining Holdings Co. Ltd., Class A	172,700	356,430
Huapont Life Sciences Co. Ltd., Class A	471,600	259,217
Huaxia Bank Co. Ltd., Class A	497,000	431,974
Huaxin Cement Co. Ltd., Class H	213,000	218,102
Huayu Automotive Systems Co. Ltd., Class A	100,000	215,813
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	124,300	548,523
Hunan Valin Steel Co. Ltd., Class A	344,300	221,732
Industrial & Commercial Bank of China Ltd., Class H	4,375,000	2,423,671
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	222,516	582,697
Inner Mongolia ERDOS Resources Co. Ltd., Class A	198,980	233,566
Inner Mongolia Yitai Coal Co. Ltd., Class B	408,200	740,067
Jiangling Motors Corp. Ltd., Class A	122,500	544,328
Jiangsu Expressway Co. Ltd., Class A	205,500	366,217
Jiangsu Hengli Hydraulic Co. Ltd., Class A	10,056	63,753
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	228,500	327,107
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	81,300	418,688
Jiangsu Zhongtian Technology Co. Ltd., Class A	188,400	390,597
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	180,700	264,065
Jointown Pharmaceutical Group Co. Ltd., Class A	467,642	298,767
JOYY, Inc., ADR	7,258	241,619

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
KingClean Electric Co. Ltd., Class A *	92,218	277,083
Kunlun Energy Co. Ltd.	472,000	457,553
Kweichow Moutai Co. Ltd., Class A	8,900	1,750,387
Lao Feng Xiang Co. Ltd., Class A	36,900	268,128
Li Ning Co. Ltd.	17,500	32,596
Livzon Pharmaceutical Group, Inc., Class A	56,200	285,957
Meihua Holdings Group Co. Ltd., Class A	239,000	337,185
Nanjing Iron & Steel Co. Ltd., Class A	665,100	414,289
Ningbo Sanxing Medical Electric Co. Ltd., Class A	145,400	592,726
Offshore Oil Engineering Co. Ltd., Class A	282,900	215,377
PetroChina Co. Ltd., Class A	438,100	543,154
Qingdao Port International Co. Ltd., Class A	395,200	498,382
Qinhuangdao Port Co. Ltd., Class A	750,300	354,155
Shaanxi Coal Industry Co. Ltd., Class A	234,600	759,097
Shandong Publishing & Media Co. Ltd., Class A	359,600	541,070
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	346,400	175,774
Shanghai International Port Group Co. Ltd., Class A	439,100	366,938
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	160,600	257,949
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	31,400	47,085
Shanghai Rural Commercial Bank Co. Ltd., Class A	447,200	412,165
Shanghai Tunnel Engineering Co. Ltd., Class A	400,800	381,058
Shanjin International Gold Co. Ltd., Class A	241,620	597,775
Shanxi Coal International Energy Group Co. Ltd., Class A	125,700	224,455
Shanxi Coking Coal Energy Group Co. Ltd., Class A	178,900	205,147
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	144,000	310,244
Shenzhen Aisidi Co. Ltd., Class A	260,840	330,398
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,700	523,651
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	66,500	267,197
Shenzhen Transsion Holdings Co. Ltd., Class A	28,565	320,064
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	93,700	389,426
Sinoma International Engineering Co., Class A	137,700	194,175
Sinopharm Group Co. Ltd., Class H	140,000	328,376
Sinotrans Ltd., Class A	420,300	285,075
Sinotruk Hong Kong Ltd.	240,500	632,583
TangShan Port Group Co. Ltd., Class A	1,097,400	799,015
Tasly Pharmaceutical Group Co. Ltd., Class A	168,200	327,581
Tian Di Science & Technology Co. Ltd., Class A	575,700	462,995
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Triangle Tyre Co. Ltd., Class A *	155,100	324,239
Wanxiang Qianchao Co. Ltd., Class A	833,300	534,565
Weichai Power Co. Ltd., Class A	239,256	457,870
Wuliangye Yibin Co. Ltd., Class A	36,700	645,036
Xiamen C & D, Inc., Class A	200,100	219,733
Xinhua Winshare Publishing and Media Co. Ltd., Class A	263,400	504,297
Yangzijiang Shipbuilding Holdings Ltd.	576,500	1,162,375
Yankuang Energy Group Co. Ltd., Class H	611,200	797,806
Youngor Fashion Co. Ltd., Class A	407,000	403,024
Yunnan Baiyao Group Co. Ltd., Class A	31,060	217,227

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Yutong Bus Co. Ltd., Class A	200,100	620,706
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	401,000	239,488
Zhejiang Expressway Co. Ltd., Class H	472,000	309,735
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	50,380	128,757
Zhejiang Semir Garment Co. Ltd., Class A	617,700	434,994
Zhejiang Weixing New Building Materials Co. Ltd., Class A	105,597	204,910
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	255,700	430,750
Zhongjin Gold Corp. Ltd., Class A	204,000	456,308
Zhongsheng Group Holdings Ltd.	90,500	141,203
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	544,800	307,853
		66,867,547
Colombia — 0.2%
Bancolombia SA (Preference)	70,063	588,037
Czech Republic — 0.4%
CEZ A/S	27,462	1,057,531
Moneta Money Bank A/S (b)	68,928	315,762
		1,373,293
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	254,780	436,998
Greece — 2.1%
Eurobank Ergasias Services and Holdings SA	226,324	518,570
Hellenic Telecommunications Organization SA	56,462	927,657
HELLENiQ ENERGY Holdings S.A.	33,125	265,316
JUMBO SA	30,517	817,749
Metlen Energy & Metals SA	25,200	995,891
Motor Oil Hellas Corinth Refineries SA	18,106	461,519
National Bank of Greece SA	78,116	685,628
OPAP SA	56,228	980,338
Piraeus Financial Holdings SA	199,388	842,406
Public Power Corp. SA	36,138	460,374
		6,955,448
Hungary — 0.6%
Magyar Telekom Telecommunications plc	144,403	432,485
MOL Hungarian Oil & Gas plc	75,802	590,839
Richter Gedeon Nyrt.	35,198	1,003,440
		2,026,764
India — 13.4%
Adani Power Ltd. *	142,284	1,251,933
Aurobindo Pharma Ltd.	23,347	400,639
Bajaj Auto Ltd.	12,319	1,423,279
Bajaj Holdings & Investment Ltd.	1,433	164,890
Bank of Baroda	51,376	155,958
Bharat Petroleum Corp. Ltd.	182,229	764,355
Canara Bank	128,690	176,828
Castrol India Ltd.	21,925	68,803

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Cipla Ltd. *	57,064	1,054,428
Coal India Ltd.	34,804	217,695
Colgate-Palmolive India Ltd.	8,026	327,544
Dabur India Ltd.	64,841	492,975
Divi's Laboratories Ltd.	10,841	638,175
Dr Reddy's Laboratories Ltd.	11,516	929,910
GAIL India Ltd.	106,358	306,763
Glenmark Pharmaceuticals Ltd.	11,093	194,823
HCL Technologies Ltd.	72,734	1,431,182
Hindalco Industries Ltd.	29,918	239,988
Hindustan Petroleum Corp. Ltd.	94,550	444,493
Hindustan Unilever Ltd.	87,001	2,814,699
Hindustan Zinc Ltd.	37,503	290,274
ICICI Lombard General Insurance Co. Ltd. (b)	4,716	113,323
Indian Oil Corp. Ltd.	433,775	945,266
Indus Towers Ltd. *	113,216	586,891
Infosys Ltd.	230,429	5,109,720
ITC Ltd.	348,874	2,068,359
Jindal Steel & Power Ltd.	27,667	327,631
JSW Steel Ltd.	42,378	471,011
Mphasis Ltd.	1,383	47,939
Nestle India Ltd.	33,515	984,873
NHPC Ltd.	366,903	461,883
NMDC Ltd.	228,086	660,400
NTPC Ltd.	280,005	1,394,349
Oil & Natural Gas Corp. Ltd.	241,222	963,677
Oil India Ltd.	37,192	256,899
Petronet LNG Ltd.	89,804	396,027
Piramal Enterprises Ltd.	6,526	81,409
Power Grid Corp. of India Ltd.	239,968	999,512
REC Ltd.	152,430	1,177,475
Reliance Industries Ltd.	76,083	2,742,977
Steel Authority of India Ltd.	102,540	188,182
Sun Pharmaceutical Industries Ltd.	51,615	1,061,615
Tata Consultancy Services Ltd.	59,452	3,121,866
Tata Motors Ltd.	103,638	1,435,338
Tata Power Co. Ltd. (The)	220,557	1,197,743
Tata Steel Ltd.	540,297	1,069,728
Titan Co. Ltd.	13,903	575,742
Torrent Power Ltd.	17,351	387,425
Union Bank of India Ltd.	127,991	206,888
United Breweries Ltd.	3,062	73,784
UPL Ltd.	15,619	106,931
Vedanta Ltd.	153,670	828,969
Zydus Lifesciences Ltd.	19,357	288,705
		44,122,171

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — 3.5%
Adaro Energy Indonesia Tbk. PT	4,612,600	913,442
Astra International Tbk. PT	3,464,700	1,007,162
Bank Central Asia Tbk. PT	3,377,600	2,134,369
Bank Mandiri Persero Tbk. PT	3,386,300	1,335,520
Bank Rakyat Indonesia Persero Tbk. PT	2,417,900	695,727
Bukit Asam Tbk. PT	2,709,500	446,584
Gudang Garam Tbk. PT *	157,400	152,587
Hanjaya Mandala Sampoerna Tbk. PT	6,892,500	286,128
Indofood CBP Sukses Makmur Tbk. PT	769,400	516,955
Indofood Sukses Makmur Tbk. PT	1,557,700	586,772
Kalbe Farma Tbk. PT	448,700	43,876
Perusahaan Gas Negara Tbk. PT	5,435,800	535,348
Sarana Menara Nusantara Tbk. PT	3,174,300	155,201
Sumber Alfaria Trijaya Tbk. PT	1,836,800	320,819
Telkom Indonesia Persero Tbk. PT	5,794,100	1,029,058
Unilever Indonesia Tbk. PT	1,667,800	250,439
United Tractors Tbk. PT	301,200	477,919
Vale Indonesia Tbk. PT *	582,038	133,876
XL Axiata Tbk. PT	2,679,100	357,678
		11,379,460
Kuwait — 0.8%
Agility Global plc	246,244	77,769
Agility Public Warehousing Co. KSC	430,993	387,023
Mobile Telecommunications Co. KSCP	527,793	787,869
National Bank of Kuwait SAKP	479,446	1,421,593
		2,674,254
Malaysia — 2.9%
Axiata Group Bhd.	46,200	24,160
CELCOMDIGI Bhd.	454,400	376,088
CIMB Group Holdings Bhd.	252,400	408,113
Genting Bhd.	269,900	278,121
Genting Malaysia Bhd.	415,900	235,654
Hong Leong Financial Group Bhd.	17,000	63,641
IHH Healthcare Bhd.	51,200	70,206
Kuala Lumpur Kepong Bhd.	42,900	196,976
Malayan Banking Bhd.	528,708	1,176,057
Maxis Bhd.	673,900	517,764
Nestle Malaysia Bhd.	2,800	66,231
Petronas Chemicals Group Bhd.	324,400	409,653
Petronas Gas Bhd.	202,000	800,696
PPB Group Bhd.	187,160	604,439
RHB Bank Bhd.	187,900	233,563
Sime Darby Bhd.	838,700	475,033
Telekom Malaysia Bhd.	455,600	691,902
Tenaga Nasional Bhd.	444,400	1,361,879

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
YTL Corp. Bhd.	1,060,300	788,607
YTL Power International Bhd.	799,300	812,719
		9,591,502
Mexico — 7.0%
Alfa SAB de CV, Class A	1,300,113	743,879
Alsea SAB de CV	118,845	357,345
America Movil SAB de CV	2,588,367	2,163,108
Arca Continental SAB de CV	104,088	1,025,572
Banco del Bajio SA (b)	74,557	223,859
Cemex SAB de CV	2,227,974	1,430,228
Coca-Cola Femsa SAB de CV	115,819	1,046,480
El Puerto de Liverpool SAB de CV, Class C1	71,880	509,152
Fibra Uno Administracion SA de CV, REIT	649,098	825,700
Fomento Economico Mexicano SAB de CV	145,943	1,609,987
Gruma SAB de CV, Class B	50,497	947,574
Grupo Aeroportuario del Centro Norte SAB de CV	96,709	830,885
Grupo Aeroportuario del Sureste SAB de CV, Class B	37,672	1,131,414
Grupo Bimbo SAB de CV	120,348	423,682
Grupo Carso SAB de CV	77,204	500,162
Grupo Financiero Banorte SAB de CV, Class O	321,461	2,414,020
Grupo Mexico SAB de CV	281,747	1,584,534
Kimberly-Clark de Mexico SAB de CV, Class A	419,859	748,179
Megacable Holdings SAB de CV	168,154	393,331
Orbia Advance Corp. SAB de CV	381,792	492,840
Prologis Property Mexico SA de CV, REIT	96,666	322,929
Promotora y Operadora de Infraestructura SAB de CV	76,378	713,315
Qualitas Controladora SAB de CV	53,867	497,238
Wal-Mart de Mexico SAB de CV	614,196	2,043,913
		22,979,326
Pakistan — 0.2%
Oil & Gas Development Co. Ltd.	1,117,876	518,405
Philippines — 0.3%
Globe Telecom, Inc.	2,608	96,143
Manila Electric Co.	71,920	480,489
PLDT, Inc.	13,065	339,242
Puregold Price Club, Inc.	41,500	18,715
		934,589
Qatar — 1.3%
Commercial Bank PSQC (The)	64,973	74,574
Industries Qatar QSC	255,374	919,025
Mesaieed Petrochemical Holding Co.	366,399	168,274
Ooredoo QPSC	276,381	793,238
Qatar Electricity & Water Co. QSC	134,093	566,429
Qatar Fuel QSC	60,314	244,171
Qatar Gas Transport Co. Ltd.	736,038	910,920
Qatar International Islamic Bank QSC	55,165	158,026

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Qatar — continued
Qatar Islamic Bank QPSC	8,959	48,439
Qatar Navigation QSC	160,074	520,977
		4,404,073
Romania — 0.3%
NEPI Rockcastle NV	134,942	1,020,410
Russia — 0.0% ^
Alrosa PJSC ‡	200,448	4,122
Federal Grid Co. - Rosseti PJSC ‡ *	170,798,392	3,702
GMK Norilskiy Nickel PAO ‡	308,700	14,762
Inter RAO UES PJSC ‡	6,142,220	4,185
LUKOIL PJSC ‡	17,853	21,998
M.Video PJSC ‡ *	8,526	539
Magnit PJSC ‡	7,858	5,824
Magnitogorsk Iron & Steel Works PJSC ‡	334,440	3,866
Mobile TeleSystems PJSC ‡	120,496	6,770
Novolipetsk Steel PJSC ‡	155,019	6,950
PhosAgro PJSC ‡	1,940	2,387
Rostelecom PJSC ‡	157,186	2,668
RusHydro PJSC ‡ *	35,715,691	5,977
Sberbank of Russia PJSC ‡	537,391	16,767
Severstal PAO ‡	20,498	6,910
Sistema AFK PAO ‡	308,352	918
Surgutneftegas PJSC (Preference) ‡	655,737	4,970
Tatneft PJSC ‡	17,275	1,549
Unipro PJSC ‡ *	4,941,067	1,948
		116,812
Saudi Arabia — 3.7%
Abdullah Al Othaim Markets Co.	122,674	382,777
Arab National Bank	42,464	242,883
Arabian Centres Co. (b)	26,761	142,563
Catrion Catering Holding Co.	21,157	654,296
Dr Sulaiman Al Habib Medical Services Group Co.	5,801	445,291
Elm Co.	5,116	1,247,665
Etihad Etisalat Co.	71,971	999,703
Leejam Sports Co. JSC	6,927	369,052
Mouwasat Medical Services Co.	883	28,412
Riyadh Cables Group Co.	17,667	460,529
SABIC Agri-Nutrients Co.	27,422	860,460
Sahara International Petrochemical Co.	64,720	492,496
Saudi Arabian Mining Co. *	11,176	128,326
Saudi Arabian Oil Co. (b)	309,608	2,277,732
Saudi Aramco Base Oil Co.	18,832	653,022
Saudi Cement Co.	35,272	400,957
Saudi Investment Bank (The)	82,068	279,548
Saudi Telecom Co.	209,510	2,152,072
		12,217,784

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — 4.6%
African Rainbow Minerals Ltd.	43,669	517,914
Aspen Pharmacare Holdings Ltd.	55,704	770,329
Bid Corp. Ltd.	39,810	990,873
Bidvest Group Ltd. (The)	69,207	1,040,124
Clicks Group Ltd.	28,699	557,828
Exxaro Resources Ltd.	82,086	879,478
Foschini Group Ltd. (The)	70,118	517,516
Harmony Gold Mining Co. Ltd.	105,696	1,036,414
Impala Platinum Holdings Ltd.	121,221	622,738
Investec Ltd.	92,140	719,413
Kumba Iron Ore Ltd.	21,277	464,139
Mr Price Group Ltd.	33,713	400,391
MTN Group Ltd.	229,781	997,053
MultiChoice Group *	29,759	178,595
Naspers Ltd., Class N	7,324	1,416,426
Nedbank Group Ltd.	71,574	1,096,131
Shoprite Holdings Ltd.	39,962	669,672
Sibanye Stillwater Ltd.	285,229	325,700
Tiger Brands Ltd.	41,592	508,901
Vodacom Group Ltd.	123,898	695,393
Woolworths Holdings Ltd.	231,561	765,407
		15,170,435
Taiwan — 11.1%
Accton Technology Corp.	80,000	1,254,022
Asia Cement Corp.	70,000	88,435
Capital Securities Corp.	778,000	558,026
Catcher Technology Co. Ltd.	95,000	618,809
Cheng Shin Rubber Industry Co. Ltd.	572,000	842,816
Chicony Electronics Co. Ltd.	96,551	460,109
China Airlines Ltd.	1,157,000	813,895
China Motor Corp.	190,000	570,435
Chunghwa Telecom Co. Ltd.	477,000	1,767,516
CTBC Financial Holding Co. Ltd.	2,059,395	2,235,304
E.Sun Financial Holding Co. Ltd.	834,375	675,998
Eclat Textile Co. Ltd.	42,000	682,139
Eva Airways Corp.	798,000	841,029
Evergreen Marine Corp. Taiwan Ltd.	155,800	809,215
Far Eastern New Century Corp.	96,000	99,867
Far EasTone Telecommunications Co. Ltd.	311,000	819,270
Feng TAY Enterprise Co. Ltd.	107,960	462,412
First Financial Holding Co. Ltd.	1,384,087	1,239,661
Formosa Chemicals & Fibre Corp.	120,000	182,708
Formosa Taffeta Co. Ltd.	314,000	213,132
Fubon Financial Holding Co. Ltd.	293,444	794,636
Giant Manufacturing Co. Ltd.	64,000	463,873
Largan Precision Co. Ltd.	1,000	86,760
Lite-On Technology Corp.	319,000	975,601

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
MediaTek, Inc.	19,000	723,618
Mega Financial Holding Co. Ltd.	1,453,101	1,916,083
Nan Ya Plastics Corp.	149,000	227,995
Nien Made Enterprise Co. Ltd.	68,000	825,861
Novatek Microelectronics Corp.	18,000	290,296
Pou Chen Corp.	750,000	827,869
Powertech Technology, Inc.	110,000	553,127
President Chain Store Corp.	117,000	991,018
SinoPac Financial Holdings Co. Ltd.	1,838,500	1,496,554
Taiwan Cooperative Financial Holding Co. Ltd.	1,315,609	1,078,779
Taiwan Fertilizer Co. Ltd.	341,000	671,052
Taiwan Mobile Co. Ltd.	320,000	1,029,441
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	5,134,151
Uni-President Enterprises Corp.	657,000	1,688,429
Yuanta Financial Holding Co. Ltd.	1,653,746	1,659,169
		36,669,110
Thailand — 2.5%
Advanced Info Service PCL	176,100	1,151,110
Bangkok Bank PCL	120,800	464,438
Bumrungrad Hospital PCL	7,700	53,164
CP ALL PCL, NVDR	216,300	353,901
CP Axtra PCL, NVDR	153,000	131,108
Digital Telecommunications Infrastructure Fund, Class F	1,081,200	246,723
Electricity Generating PCL	82,800	228,011
Intouch Holdings PCL, NVDR	145,400	335,966
Krung Thai Bank PCL	1,555,600	785,546
Minor International PCL, NVDR	618,400	503,905
Osotspa PCL, NVDR	339,600	230,162
PTT Exploration & Production PCL	269,900	1,110,784
PTT PCL, NVDR	1,720,800	1,544,469
Ratch Group PCL	120,500	93,919
Thai Oil PCL	289,100	409,376
Thai Union Group PCL, Class F	413,600	168,248
TMBThanachart Bank PCL, NVDR	10,198,900	483,911
		8,294,741
Turkey — 10.8%
AG Anadolu Grubu Holding A/S	71,891	925,290
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	574,895	226,861
Akbank TAS	609,446	1,139,108
Akcansa Cimento A/S	167,800	756,975
Aksa Enerji Uretim A/S	303,305	378,058
Alarko Holding A/S	188,876	597,692
Alfa Solar Enerji Sanayi ve Ticaret A/S *	119,245	242,143
Anadolu Efes Biracilik ve Malt Sanayii A/S	116,923	943,141
Aselsan Elektronik Sanayi ve Ticaret A/S	433,917	819,481
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	135,593	380,153
Aygaz A/S	126,239	653,728

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
BIM Birlesik Magazalar A/S	78,753	1,487,420
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S *	24,932	316,000
Cimsa Cimento Sanayi ve Ticaret A/S	559,858	570,039
Coca-Cola Icecek A/S	32,034	818,315
Dogan Sirketler Grubu Holding A/S	1,507,193	763,660
Dogus Otomotiv Servis ve Ticaret A/S	84,693	615,038
EGE Endustri ve Ticaret A/S	836	308,410
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	423,563	693,197
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT *	1,025,788	358,863
Enerjisa Enerji A/S (b)	365,231	744,901
Enka Insaat ve Sanayi A/S	665,040	936,180
Ford Otomotiv Sanayi A/S	25,996	780,247
Haci Omer Sabanci Holding A/S	339,933	1,019,766
Is Gayrimenkul Yatirim Ortakligi A/S, REIT *	548,940	269,848
Is Yatirim Menkul Degerler A/S	648,865	732,766
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	224,887	205,346
KOC Holding A/S	169,115	1,098,403
Konya Cimento Sanayii A/S *	1,107	255,710
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	241,216	821,024
MIA Teknoloji A/S *	119,777	215,013
Migros Ticaret A/S	50,622	806,597
MLP Saglik Hizmetleri A/S * (b)	83,849	931,086
Nuh Cimento Sanayi A/S	50,133	463,311
ODAS Elektrik Uretim ve Sanayi Ticaret A/S *	2,771,066	676,571
Otokar Otomotiv ve Savunma Sanayi AS	7,549	139,160
Oyak Cimento Fabrikalari A/S *	290,131	694,277
Pegasus Hava Tasimaciligi A/S *	119,774	810,121
Sok Marketler Ticaret A/S	386,686	698,432
TAV Havalimanlari Holding A/S *	55,569	434,162
Tekfen Holding A/S *	275,889	481,089
Tofas Turk Otomobil Fabrikasi A/S	82,655	698,822
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	393,683	592,704
Turk Hava Yollari AO *	115,192	1,006,085
Turk Telekomunikasyon A/S *	507,148	782,519
Turk Traktor ve Ziraat Makineleri A/S	24,604	575,395
Turkcell Iletisim Hizmetleri A/S	314,475	1,002,742
Turkiye Is Bankasi A/S, Class C	2,008,831	909,858
Turkiye Petrol Rafinerileri A/S	200,921	990,719
Turkiye Sise ve Cam Fabrikalari A/S	398,908	566,603
Ulker Biskuvi Sanayi A/S *	147,130	745,029
Yapi ve Kredi Bankasi A/S	945,760	862,436
Zorlu Enerji Elektrik Uretim A/S *	4,171,539	689,006
		35,629,500
United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank PJSC	445,539	1,079,498
Abu Dhabi Islamic Bank PJSC	239,304	798,777
Abu Dhabi Ports Co. PJSC *	140,305	198,638

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Air Arabia PJSC	751,461	538,381
Aldar Properties PJSC	623,803	1,255,096
Dubai Electricity & Water Authority PJSC	229,264	148,559
Dubai Islamic Bank PJSC	463,634	738,441
Emaar Development PJSC	316,863	732,427
Emaar Properties PJSC	380,732	894,572
Emirates NBD Bank PJSC	90,475	470,486
Emirates Telecommunications Group Co. PJSC	61,360	273,643
National Marine Dredging Co.	120,252	887,906
Salik Co. PJSC	509,283	467,419
		8,483,843
United States — 0.6%
GCC SAB de CV	49,979	426,743
JBS SA *	228,578	1,362,703
		1,789,446
Total Common Stocks (Cost $292,644,158)		329,327,905
Total Investments — 100.0% (Cost $292,644,158)		329,327,905
Other Assets Less Liabilities — 0.0% ^		30,235
NET ASSETS — 100.0%		329,358,140

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.0%
Oil, Gas & Consumable Fuels	9.1
Metals & Mining	5.2
Wireless Telecommunication Services	4.0
Electric Utilities	3.9
IT Services	3.3
Independent Power and Renewable Electricity Producers	3.2
Diversified Telecommunication Services	3.1
Pharmaceuticals	3.1
Food Products	3.1
Consumer Staples Distribution & Retail	3.1
Beverages	3.0
Industrial Conglomerates	2.9
Transportation Infrastructure	2.5
Automobiles	2.2
Semiconductors & Semiconductor Equipment	2.1
Machinery	1.8
Construction Materials	1.6
Chemicals	1.5
Textiles, Apparel & Luxury Goods	1.5
Personal Care Products	1.4
Real Estate Management & Development	1.3
Passenger Airlines	1.3
Specialty Retail	1.2
Gas Utilities	1.2
Financial Services	1.2
Construction & Engineering	1.0
Insurance	1.0
Others (each less than 1.0%)	14.2
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	5	09/20/2024	USD	274,150	4,234

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$30,293,919	$—	$—	$30,293,919
Chile	4,790,038	—	—	4,790,038
China	11,839,308	55,028,239	— (a)	66,867,547
Colombia	588,037	—	—	588,037
Czech Republic	1,373,293	—	—	1,373,293
Egypt	436,998	—	—	436,998
Greece	2,483,715	4,471,733	—	6,955,448
Hungary	1,594,279	432,485	—	2,026,764
India	—	44,122,171	—	44,122,171
Indonesia	6,015,941	5,363,519	—	11,379,460
Kuwait	77,769	2,596,485	—	2,674,254
Malaysia	3,189,547	6,401,955	—	9,591,502
Mexico	22,979,326	—	—	22,979,326
Pakistan	—	518,405	—	518,405
Philippines	576,632	357,957	—	934,589
Qatar	1,790,986	2,613,087	—	4,404,073
Romania	1,020,410	—	—	1,020,410
Russia	—	—	116,812	116,812
Saudi Arabia	846,248	11,371,536	—	12,217,784
South Africa	8,503,125	6,667,310	—	15,170,435
Taiwan	—	36,669,110	—	36,669,110
Thailand	2,104,904	6,189,837	—	8,294,741
Turkey	29,070,318	6,559,182	—	35,629,500
United Arab Emirates	6,398,545	2,085,298	—	8,483,843
United States	1,789,446	—	—	1,789,446
Total Common Stocks	137,762,784	191,448,309	116,812	329,327,905
Total Investments in Securities	$137,762,784	$191,448,309	$116,812	$329,327,905
Appreciation in Other Financial Instruments
Futures Contracts	$4,234	$—	$—	$4,234

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended July 31, 2024.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$—	$10,722,074	$10,722,074	$—	$—	$—	—	$14,449	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.